INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020 TO THE PROSPECTUSES DATED DECEMBER 20, 2019, AS

PREVIOUSLY SUPPLEMENTED, OF:

Invesco RAFITM Strategic US ETF Invesco RAFITM Strategic US Small Company ETF Invesco RAFITM Strategic Developed ex-US ETF	Invesco RAFITM Strategic Developed ex-US Small Company ETF Invesco RAFITM Strategic Emerging Markets ETF (each, a “Fund” and collectively, the “Funds”)

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Index Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Effective immediately, the following disclosure replaces the last two sentences of the paragraph entitled “Index Risk” in the section “Additional Information About the Funds’ Strategies and Risks– Principal Risks of Investing in the Funds”:

Additionally, a Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of or defend against market events.

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to a Fund’s NAV.

Effective immediately, the following disclosure is added after “Money Market Funds Risk” in the section “Additional Information About the Funds’ Strategies and Risks – Additional Risks of Investing in the Funds”:

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of a Fund’s investments.

Please Retain This Supplement for Future Reference.

P-STAT-PRO-1-SUP-2 031920

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020 TO THE PROSPECTUSES DATED OCTOBER 28, 2019, AS

PREVIOUSLY SUPPLEMENTED, OF:

Invesco Russell 1000® Dynamic Multifactor ETF Invesco Russell 2000® Dynamic Multifactor ETF (each, a “Fund” and collectively, the “Funds”)

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Index Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Effective immediately, the following disclosure replaces the last two sentences of the paragraph entitled “Index Risk” in the section “Additional Information About the Funds’ Strategies and Risks– Principal Risks of Investing in the Funds”:

Additionally, a Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of or defend against market events.

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to a Fund’s NAV.

Effective immediately, the following disclosure is added after “Money Market Funds Risk” in the section “Additional Information About the Funds’ Strategies and Risks – Additional Risks of Investing in the Funds”:

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of a Fund’s investments.

Please Retain This Supplement for Future Reference.

O-SIFT-PRO-1-SUP-2 031920

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020 TO THE PROSPECTUSES DATED SEPTEMBER 5, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco BulletShares 2029 Corporate Bond ETF (the “Fund”)

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Index Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Effective immediately, the following disclosure replaces the last two sentences of the paragraph entitled “Index Risk” in the section “Additional Information About the Fund’s Strategies and Risks– Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of or defend against market events.

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Additional Information About the Fund’s Strategies and Risks – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Effective immediately, the following disclosure is added after “Money Market Funds Risk” in the section “Additional Information About the Fund’s Strategies and Risks – Additional Risks of Investing in the Fund”:

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Please Retain This Supplement for Future Reference.

P-BSCT-PRO-1-SUP-2 031920

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020 TO THE PROSPECTUSES DATED SEPTEMBER 5, 2019, AS

PREVIOUSLY SUPPLEMENTED, OF:

Invesco BulletShares 2027 High Yield Corporate Bond ETF (the “Fund”)

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Index Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Effective immediately, the following disclosure replaces the last two sentences of the paragraph entitled “Index Risk” in the section “Additional Information About the Fund’s Strategies and Risks– Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of or defend against market events.

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Additional Information About the Fund’s Strategies and Risks – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Effective immediately, the following disclosure is added after “Money Market Funds Risk” in the section “Additional Information About the Fund’s Strategies and Risks – Additional Risks of Investing in the Fund”:

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Please Retain This Supplement for Future Reference.

P-BSJR-PRO-1-SUP-2 031920

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020 TO THE PROSPECTUSES DATED DECEMBER 20, 2019, AS

PREVIOUSLY SUPPLEMENTED, OF:

Invesco BulletShares 2021 USD Emerging Markets Debt ETF Invesco BulletShares 2022 USD Emerging Markets Debt ETF Invesco BulletShares 2023 USD Emerging Markets Debt ETF	Invesco BulletShares 2024 USD Emerging Markets Debt ETF (each, a “Fund” and collectively, the “Funds”)

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Index Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Effective immediately, the following disclosure replaces the last two sentences of the paragraph entitled “Index Risk” in the section “Additional Information About the Funds’ Strategies and Risks– Principal Risks of Investing in the Funds”:

Additionally, a Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of or defend against market events.

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to a Fund’s NAV.

Effective immediately, the following disclosure is added after “Money Market Funds Risk” in the section “Additional Information About the Funds’ Strategies and Risks – Additional Risks of Investing in the Funds”:

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of a Fund’s investments.

Please Retain This Supplement for Future Reference.

P-BLLT-PRO-2-SUP-2 031920

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020 TO THE PROSPECTUSES DATED SEPTEMBER 18, 2019 OF:

Invesco BulletShares 2021 Municipal Bond ETF

Invesco BulletShares 2022 Municipal Bond ETF

Invesco BulletShares 2023 Municipal Bond ETF

Invesco BulletShares 2024 Municipal Bond ETF

Invesco BulletShares 2025 Municipal Bond ETF

Invesco BulletShares 2026 Municipal Bond ETF

Invesco BulletShares 2027 Municipal Bond ETF

Invesco BulletShares 2028 Municipal Bond ETF

Invesco BulletShares 2029 Municipal Bond ETF

(each, a “Fund” and collectively, the “Funds”)

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Index Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Effective immediately, the following disclosure replaces the last two sentences of the paragraph entitled “Index Risk” in the section “Additional Information About the Funds’ Strategies and Risks– Principal Risks of Investing in the Funds”:

Additionally, a Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of or defend against market events.

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to a Fund’s NAV.

Effective immediately, the following disclosure is added after “Money Market Funds Risk” in the section “Additional Information About the Funds’ Strategies and Risks – Additional Risks of Investing in the Funds”:

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of a Fund’s investments.

Please Retain This Supplement for Future Reference.

P-BLLT-PRO-3-SUP-1 031920

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020 TO THE PROSPECTUSES DATED DECEMBER 20, 2019, AS

PREVIOUSLY SUPPLEMENTED, OF:

Invesco BulletShares 2020 Corporate Bond ETF

Invesco BulletShares 2021 Corporate Bond ETF

Invesco BulletShares 2022 Corporate Bond ETF

Invesco BulletShares 2023 Corporate Bond ETF

Invesco BulletShares 2024 Corporate Bond ETF

Invesco BulletShares 2025 Corporate Bond ETF

Invesco BulletShares 2026 Corporate Bond ETF

Invesco BulletShares 2027 Corporate Bond ETF

Invesco BulletShares 2028 Corporate Bond ETF

Invesco BulletShares 2020 High Yield Corporate Bond ETF

Invesco BulletShares 2021 High Yield Corporate Bond ETF

Invesco BulletShares 2022 High Yield Corporate Bond ETF

Invesco BulletShares 2023 High Yield Corporate Bond ETF

Invesco BulletShares 2024 High Yield Corporate Bond ETF

Invesco BulletShares 2025 High Yield Corporate Bond ETF

Invesco BulletShares 2026 High Yield Corporate Bond ETF

Invesco Investment Grade Defensive ETF

Invesco Investment Grade Value ETF

(each, a “Fund” and collectively, the “Funds”)

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Index Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Effective immediately, the following disclosure replaces the last two sentences of the paragraph entitled “Index Risk” in the section “Additional Information About the Funds’ Strategies and Risks– Principal Risks of Investing in the Funds”:

Additionally, a Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of or defend against market events.

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to a Fund’s NAV.

Effective immediately, the following disclosure is added after “Money Market Funds Risk” in the section “Additional Information About the Funds’ Strategies and Risks – Additional Risks of Investing in the Funds”:

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of a Fund’s investments.

Please Retain This Supplement for Future Reference.

P-SIFT-PRO-FIX-SUP-2 031920

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020 TO THE PROSPECTUSES DATED DECEMBER 20, 2019 OF:

Invesco Defensive Equity ETF (the “Fund”)

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Index Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Effective immediately, the following disclosure replaces the last two sentences of the paragraph entitled “Index Risk” in the section “Additional Information About the Fund’s Strategies and Risks– Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of or defend against market events.

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Additional Information About the Fund’s Strategies and Risks – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Effective immediately, the following disclosure is added after “Money Market Funds Risk” in the section “Additional Information About the Fund’s Strategies and Risks – Additional Risks of Investing in the Fund”:

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

Please Retain This Supplement for Future Reference.

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